Preparation Of Interim Financial Statements (Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Changes in other current assets	$ (6,442)	$ (778)	$ 1,709
Equipment installment receivables and related sales	(490)	(1,239)	(1,307)
Other - net	3,391	(1,315)	(2,586)
Net Cash Provided by (Used in) Operating Activities	43,602	38,010	38,442
(Purchases) sales of securities, net	(185)	449	672
Cash collections of deferred purchase price	500	976	731
Cash (Used in) Provided by Investing Activities	(63,145)	(18,943)	(23,318)
Change in cash and cash equivalents and restricted cash	(45,532)	44,997	662
Historical Accounting Method [Member] | Adjustments for New Accounting Pronouncement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Changes in other current assets	(6,446)	(777)	1,708
Equipment installment receivables and related sales	10	(263)	(576)
Other - net	3,520	(1,151)	(2,414)
Net Cash Provided by (Used in) Operating Activities	44,227	39,151	39,344
(Purchases) sales of securities, net	7	(4)	506
Cash collections of deferred purchase price	0	0	0
Cash (Used in) Provided by Investing Activities	(63,453)	(20,372)	(24,215)
Change in cash and cash equivalents and restricted cash	(45,215)	44,710	667
Effect of Adoption [Member] | ASU 2016-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Changes in other current assets	0	0	0
Equipment installment receivables and related sales	(500)	(976)	(731)
Other - net	0	0	0
Net Cash Provided by (Used in) Operating Activities	(500)	(976)	(731)
(Purchases) sales of securities, net	0	0	0
Cash collections of deferred purchase price	500	976	731
Cash (Used in) Provided by Investing Activities	500	976	731
Change in cash and cash equivalents and restricted cash	0	0	0
Effect of Adoption [Member] | ASU 2016-18 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Changes in other current assets	4	(1)	1
Equipment installment receivables and related sales	0	0	0
Other - net	(129)	(164)	(172)
Net Cash Provided by (Used in) Operating Activities	(125)	(165)	(171)
(Purchases) sales of securities, net	(192)	453	166
Cash collections of deferred purchase price	0	0	0
Cash (Used in) Provided by Investing Activities	(192)	453	166
Change in cash and cash equivalents and restricted cash	$ (317)	$ 287	$ (5)